united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares				Value

	COMMON STOCK - 80.3%
	AEROSPACE/DEFENSE - 1.8%
9,500	Boeing Co.			$ 1,241,460

	AIRLINES - 1.8%
38,000	Virgin America, Inc. *			1,239,940

	APPAREL - 1.1%
11,500	Deckers Outdoor Corp. *			740,485

	AUTO MANUFACTURERS - 3.3%
79,000	Blue Bird Corp. *			933,780
100,000	Ford Motor Co.			1,387,000
				2,320,780
	AUTO PARTS & EQUIPMENT - 2.0%
47,000	Goodyear Tire & Rubber Co.			1,399,190

	BANKS - 3.8%
13,500	PNC Financial Services Group, Inc.			1,230,120
33,000	US Bancorp			1,397,550
				2,627,670
	BEVERAGES - 1.1%
14,000	Keurig Green Mountain, Inc.			792,400

	CHEMICALS - 1.5%
41,000	Potash Corp. of Saskatchewan, Inc.			1,066,000

	COMMERCIAL SERVICES - 2.4%
27,000	PayPal Holdings, Inc. *			945,000
700,000	Professional Diversity Network, Inc. * <			756,000
				1,701,000
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
85,000	Janus Capital Group, Inc.			1,264,800

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
56,000	Graham Corp.			1,036,000
600,000	Orion Energy Systems, Inc. *			1,248,000
192,497	Pioneer Power Solutions, Inc. *			1,095,308
				3,379,308
	HOME BUILDERS - 1.3%
65,000	TRI Pointe Group, Inc. *			902,200

	HOUSEHOLD PRODUCTS/WARES - 4.2%
129,230	Acme United Corp.			2,242,140
45,000	SodaStream International Ltd. *			685,800
				2,927,940
	LIMITED PARTNERSHIP - 2.3%
20,000	Blackstone Group LP - MLP			685,000
47,000	KKR & Co. LP - MLP			897,230
				1,582,230
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares				Value

	MACHINERY - CONSTRUCTION & MINING - 1.1%
30,000	Joy Global, Inc.			$ 726,600

	MEDIA - 5.9%
22,000	Meredith Corp.			1,038,840
43,000	TEGNA, Inc.			1,022,970
100,000	World Wrestling Entertainment, Inc. - Class A			2,006,000
				4,067,810
	MINING - 3.2%
100,000	Freeport-McMoRan, Inc.			1,064,000
58,000	U.S. Silica Holdings, Inc.			1,165,800
				2,229,800
	MISCELLANEOUS MANUFACTURER - 7.1%
100,000	FreightCar America, Inc.			2,155,000
56,000	General Electric Co.			1,389,920
52,000	Trinity Industries, Inc.			1,403,480
				4,948,400
	OIL & GAS - 2.1%
29,000	Murphy USA, Inc. *			1,482,190

	PHARMACEUTICALS - 12.1%
23,000	Abbott Laboratories			1,041,670
14,500	Johnson & Johnson			1,362,710
19,000	Merck & Co., Inc.			1,023,150
17,000	Mylan NV *			843,030
46,000	Pfizer, Inc.			1,482,120
15,100	Teva Pharmaceutical Industries Ltd. - ADR			972,591
37,000	Zoetis, Inc. - Class A			1,660,190
				8,385,461
	REITS - 1.2%
31,000	Weyerhaeuser Co.			866,140

	RETAIL - 2.4%
180,000	Wendy's Co.			1,639,800

	SEMICONDUCTORS - 2.5%
25,000	Intel Corp.			713,500
18,500	QUALCOMM, Inc.			1,046,730
				1,760,230
	SOFTWARE - 1.9%
30,000	Paychex, Inc.			1,339,800

	TELECOMMUNICATIONS - 3.4%
325,032	Alteva, Inc. #			1,235,122
57,000	Consolidated Communications Holdings, Inc.			1,112,070
				2,347,192
	TRANSPORTATION - 3.1%
46,000	CSX Corp.			1,259,480
9,500	United Parcel Service, Inc. - Class B			927,675
				2,187,155
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares				Value

	WATER - 1.0%
32,000	Veolia Environnement SA - ADR			$ 698,080

	TOTAL COMMON STOCK (Cost - $56,434,984)			55,864,061

	PREFERRED STOCK - 1.9%
	INVESTMENT COMPANIES - 1.2%
33,000	Saratoga Investment Corp., 7.50%			829,620

	TRUCKING & LEASING - 0.7%
5,370	General Finance Corp., 9.00%			504,243

	TOTAL PREFERRED STOCK (Cost - $1,368,318)			1,333,863

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 12.7%
	BANKS - 2.2%
$ 655,000	Citigroup, Inc. **	5.950	7/29/2049	643,046
885,000	Morgan Stanley **	5.550	12/29/2049	885,000
				1,528,046
	COMMERCIAL SERVICES - 1.2%
800,000	ADT Corp.	6.250	10/15/2021	830,000

	ENTERTAINMENT - 1.2%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	860,844

	ENVIRONMENTAL CONTROL - 1.2%
820,000	Covanta Holding Corp.	7.250	12/1/2020	858,991

	FOOD - 2.2%
700,000	B&G Foods, Inc.	4.625	6/1/2021	684,250
1,030,000	Roundy's Supermarkets, Inc. ^	10.250	12/15/2020	808,550
				1,492,800
	HOUSEHOLD PRODUCTS/WARES - 1.1%
739,000	Central Garden & Pet Co.	8.250	3/1/2018	755,628

	MEDIA - 1.2%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	841,500

	OIL & GAS SERVICES - 1.2%
900,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	830,250

	TELECOMMUNICATIONS - 1.2%
809,000	Alaska Communications Systems Group, Inc.	6.250	5/1/2018	818,101

	TOTAL BONDS & NOTES (Cost - $9,217,493)			8,816,160

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Par Value		Coupon Rate (%)	Maturity	Value

	CONVERTIBLE BONDS - 0.0%
	MINING - 0.0%
$ 324,000	Molycorp, Inc. * ~ (Cost - $254,565)	6.000	9/1/2017	$ 4,860

Shares	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
665,372	Reich & Tang Daily Income Fund - Money Market Portfolio, 0.01% *** (Cost - $665,372)			665,372

	TOTAL INVESTMENTS - 95.9% (Cost - $67,940,732) (a)			$ 66,684,316
	OTHER ASSETS LESS LIABILITIES - 4.1%			2,838,577
	NET ASSETS - 100.0%			$ 69,522,893

* Non-income producing security.
< Restricted security. The Advisor or Trustees have determined the security to be illiquid. At August 31, 2015, the securities amounted to 1.1% of net assets.
# Affiliated issuer.
** Variable rate security - interest rate subject to periodic change.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $1,650,050 and 2.4% of net assets.
~ Security is currently in default.
***Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,023,131 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 7,666,432
		Unrealized depreciation:		(9,005,247)
	Net unrealized depreciation:			$ (1,338,815)
ADR - American Depositary Receipt
MLP - Master Limited Partnership

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares			Value

	COMMON STOCK - 95.3%
	ADVERTISING - 0.9%
113,000	Harte-Hanks, Inc.		$ 435,050

	APPAREL - 2.1%
56,850	Rocky Brands, Inc.		1,037,513

	AUTO PARTS & EQUIPMENT - 3.1%
69,500	Douglas Dynamics, Inc.		1,544,290

	BUILDING MATERIALS - 1.1%
57,000	LSI Industries, Inc.		540,930

	CHEMICALS - 3.3%
53,940	Detrex Corp.		1,644,631

	COMMERCIAL SERVICES - 7.5%
93,579	Electro Rent Corp.		997,552
41,000	Healthcare Services Group, Inc.		1,371,040
35,500	Landauer, Inc.		1,363,555
			3,732,147
	COMPUTERS - 1.2%
42,437	Astro-Med, Inc.		591,572

	DISTRIBUTION/WHOLESALE - 3.1%
206,900	EnviroStar, Inc.		889,670
85,500	Houston Wire & Cable Co.		653,220
			1,542,890
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
19,969	Westwood Holdings Group, Inc.		1,108,479

	ELECTRIC - 3.2%
22,000	Empire District Electric Co.		476,300
29,500	MGE Energy, Inc.		1,134,570
			1,610,870
	ENTERTAINMENT - 1.0%
26,000	Speedway Motorsports, Inc.		503,100

	ENVIRONMENTAL CONTROL - 2.6%
114,500	Ecology and Environment, Inc.		1,290,415

	FOOD - 1.5%
60,850	Rocky Mountain Chocolate Factory, Inc.		728,374

	FOREST PRODUCTS & PAPER - 2.2%
43,500	Orchids Paper Products Co.		1,088,805

	GAS - 3.6%
112,000	Gas Natural, Inc.		997,920
36,950	RGC Resources, Inc.		777,428
			1,775,348
	HEALTHCARE - SERVICES - 2.3%
101,500	Psychemedics Corp.		1,126,650

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares			Value

	HOME FURNISHINGS - 1.2%
19,376	Flexsteel Industries, Inc.		$ 596,781

	HOUSEHOLD PRODUCTS/WARES - 2.4%
69,500	Acme United Corp.		1,205,825

	INSURANCE - 3.9%
11,200	Kansas City Life Insurance Co.		518,112
219,333	Marketing Alliance, Inc.		921,200
36,306	National Security Group, Inc.		476,335
			1,915,647
	LEISURE TIME - 3.6%
28,099	Bowl America, Inc.		413,898
75,750	Escalade, Inc.		1,355,168
			1,769,066
	MEDIA - 5.6%
281,900	A.H. Belo Corp.		1,412,319
67,600	World Wrestling Entertainment, Inc. - Class A		1,356,056
			2,768,375
	MISCELLANEOUS MANUFACTURER - 1.0%
35,000	Myers Industries, Inc.		499,100

	OFFICE FURNISHINGS - 2.0%
58,720	Kewaunee Scientific Corp.		991,487

	OIL & GAS - 0.9%
77,000	Evolution Petroleum Corp.		451,990

	OIL & GAS SERVICES - 0.8%
13,800	CARBO Ceramics, Inc.		378,396

	PHARMACEUTICALS - 1.7%
330,000	Liberator Medical Holdings, Inc.		841,500

	REITS - 7.3%
131,500	Campus Crest Communities, Inc.		679,855
43,000	CatchMark Timber Trust, Inc. - Class A		433,010
29,333	Education Realty Trust, Inc.		857,990
176,000	Monmouth Real Estate Investment Corp.		1,675,520
			3,646,375
	RETAIL - 6.4%
102,400	Destination Maternity Corp.		1,162,240
92,600	PetMed Express, Inc.		1,535,308
47,000	Stage Stores, Inc.		504,780
			3,202,328
	SOFTWARE - 4.3%
145,700	American Software, Inc.		1,334,612
115,625	Simulations Plus, Inc.		780,469
			2,115,081
	TELECOMMUNICATIONS - 4.5%
63,000	Consolidated Communications Holdings, Inc.		1,229,130
238,952	RF Industries Ltd.		1,010,767
			2,239,897
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares			Value

	TEXTILES - 1.5%
94,000	Crown Crafts, Inc.		$ 759,520

	WATER - 7.3%
25,100	Artesian Resources Corp.		551,949
15,275	Connecticut Water Service, Inc.		530,806
78,800	Middlesex Water Co.		1,793,488
34,975	York Water Co.		742,519
			3,618,762

	TOTAL COMMON STOCK (Cost - $45,637,033)		47,301,194

	PREFERRED STOCK - 1.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
10,000	Cowen Group, Inc., 8.25%		258,500

	TRUCKING & LEASING - 0.5%
10,000	General Finance Corp., 8.125%		256,000

	TOTAL PREFERRED STOCK (Cost - $519,394)		514,500

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
93,447	Dreyfus Treasury & Agency Cash Management Fund, 0.01% * (Cost - $93,447)		93,447

	TOTAL INVESTMENTS - 96.5% (Cost - $46,249,874) (a)		$ 47,909,141
	OTHER ASSETS LESS LIABILITIES - 3.5%		1,730,732
	NET ASSETS - 100.0%		$ 49,639,873

* Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $44,014,306 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 7,613,846
		Unrealized depreciation:	(3,719,011)
	Net unrealized appreciation:		$ 3,894,835

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares			Value

	COMMON STOCK - 98.2%
	APPAREL - 6.6%
96,000	Cherokee, Inc.		$ 2,461,440
54,500	Perry Ellis International, Inc. *		1,349,420
89,500	Tandy Leather Factory, Inc. *		698,995
			4,509,855
	AUTO MANUFACTURERS - 2.1%
118,000	Blue Bird Corp. *		1,394,760

	AUTO PARTS & EQUIPMENT - 1.9%
300,000	Spartan Motors, Inc.		1,311,000

	BEVERAGES - 4.4%
31,400	National Beverage Corp. *		829,588
210,884	Reed's, Inc. *		1,117,685
538,100	Truett-Hurst, Inc. - Class A * # <		1,017,009
			2,964,282
	BUILDING MATERIALS - 4.2%
301,700	LSI Industries, Inc.		2,863,133

	CHEMICALS - 4.9%
51,529	Detrex Corp. <		1,571,119
135,000	Landec Corp. *		1,795,500
			3,366,619
	COMMERCIAL SERVICES - 14.1%
112,000	ARC Document Solutions, Inc. *		743,680
165,900	Electro Rent Corp.		1,768,494
249,700	Great Lakes Dredge & Dock Corp. *		1,385,835
28,476	Medifast, Inc. *		790,779
997,000	Pendrell Corp. *		1,475,560
79,000	Perceptron, Inc. *		797,900
553,652	Professional Diversity Network, Inc. * <		597,944
90,000	SP Plus Corp. *		2,067,300
			9,627,492
	DISTRIBUTION/WHOLESALE - 3.1%
285,000	EnviroStar, Inc.		1,225,500
116,075	Houston Wire & Cable Co.		886,813
			2,112,313
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
135,000	Cowen Group, Inc. *		714,150

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.5%
36,000	Graham Corp.		666,000
574,000	Orion Energy Systems, Inc. *		1,193,920
210,105	Pioneer Power Solutions, Inc. * <		1,195,498
			3,055,418
	ELECTRONICS - 2.7%
28,500	Allied Motion Technologies, Inc.		542,070
56,100	Sparton Corp. *		1,303,764
			1,845,834
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares			Value

	ENVIRONMENTAL CONTROL - 5.4%
121,000	Ecology and Environment, Inc.		$ 1,363,670
133,000	Heritage-Crystal Clean, Inc. *		1,585,360
105,000	Sharps Compliance Corp. *		753,900
			3,702,930
	HAND/MACHINE TOOLS - 2.2%
31,000	LS Starrett Co.		489,490
64,195	QEP Co., Inc. * <		989,887
			1,479,377
	HEALTHCARE - PRODUCTS - 0.9%
440,000	Female Health Co. *		616,000

	HEALTHCARE - SERVICES - 0.1%
6,600	Psychemedics Corp.		73,260

	HOLDING COMPANIES - DIVERSIFIED - 1.1%
43,000	Steel Partners Holdings LP *		731,000

	HOME FURNISHINGS - 1.5%
148,000	Skullcandy, Inc. *		1,038,960

	HOUSEHOLD PRODUCTS/WARES - 8.4%
139,575	Acme United Corp.		2,421,626
218,052	Central Garden & Pet Co. *		2,673,318
40,000	SodaStream International Ltd. *		609,600
			5,704,544
	INTERNET - 1.4%
34,571	Liquidity Services, Inc. *		259,283
323,000	US Auto Parts Network, Inc. *		694,450
			953,733
	LEISURE TIME - 3.7%
48,254	Bowl America, Inc.		710,781
73,150	Johnson Outdoors, Inc. - Class A		1,833,870
			2,544,651
	MACHINERY - DIVERSIFIED - 2.7%
22,800	Alamo Group, Inc.		1,173,972
70,844	Gencor Industries, Inc. *		641,138
			1,815,110
	MEDIA - 2.4%
330,000	A. H. Belo Corp.		1,653,300

	METAL FABRICATE/HARDWARE - 2.6%
107,825	Eastern Co.		1,774,800

	MINING - 1.0%
14,500	United States Lime & Minerals, Inc.		713,980

	MISCELLANEOUS MANUFACTURER - 1.1%
34,000	FreightCar America, Inc.		732,700

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Shares			Value

	OIL & GAS SERVICES - 1.7%
536,811	Enservco Corp. *		$ 429,449
170,965	Mitcham Industries, Inc. *		736,859
			1,166,308
	RETAIL - 2.5%
123,000	Jamba, Inc. *		1,699,860

	SOFTWARE - 4.7%
207,600	American Software, Inc.		1,901,616
110,000	InnerWorkings, Inc. *		798,600
75,000	Rosetta Stone, Inc. *		522,750
			3,222,966
	TELECOMMUNICATIONS - 1.2%
48,700	Alteva, Inc.		185,060
29,000	Hawaiian Telcom Holdco, Inc. *		638,290
			823,350
	TOYS/GAMES/HOBBIES - 3.2%
236,792	Ohio Art Co. * # <		2,178,486

	TRUCKING & LEASING - 0.8%
144,000	General Finance Corp. *		548,640

	TOTAL COMMON STOCK (Cost - $66,572,618)		66,938,811

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
1,255,020	Dreyfus Treasury & Agency Cash Management Fund, 0.01% ** (Cost - $1,255,020)		1,255,020

	TOTAL INVESTMENTS - 100.0% (Cost - $67,827,638) (a)		$ 68,193,831
	LIABILITIES LESS OTHER ASSETS - 0.0%		(15,031)
	NET ASSETS - 100.0%		$ 68,178,800

* Non-income producing security.
# Affiliated issuer.
< Restricted security. The Advisor or Trustees have determined the security to be illiquid. At August 31, 2015, the securities amounted to 11.1% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,803,698 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 12,653,165
		Unrealized depreciation:	(8,263,032)
Net unrealized appreciation:			$ 4,390,133

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares				Value

	PREFERRED STOCK - 8.2%
	BANKS - 1.6%
6,000	PrivateBancorp, Inc., 7.125%			$ 157,380

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
6,000	Cowen Group, Inc., 8.250%			155,100

	INVESTMENT COMPANIES - 3.4%
6,053	Hercules Technology Growth Capital, Inc., 7.000%			152,838
7,000	Saratoga Investment Corp., 7.500%			175,980
				328,818
	TRUCKING & LEASING - 1.6%
5,800	General Finance Corp., 8.125%			148,480

	TOTAL PREFERRED STOCK (Cost - $800,391)			789,778

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 88.7%
	APPAREL - 2.9%
$ 266,000	Perry Ellis International, Inc.	7.875	4/1/2019	275,310

	AUTO PARTS & EQUIPMENT - 4.6%
425,000	Goodyear Tire & Rubber Co.	8.250	8/15/2020	444,656

	COMMERCIAL SERVICES - 15.8%
200,000	ADT Corp.	3.500	7/15/2022	180,060
175,000	ADT Corp.	6.250	10/15/2021	181,563
300,000	Deluxe Corp.	6.000	11/15/2020	316,125
425,000	Great Lakes Dredge & Dock Corp.	7.375	2/1/2019	429,250
25,000	RR Donnelley & Sons Co.	6.125	1/15/2017	25,563
235,000	RR Donnelley & Sons Co.	6.500	11/15/2023	227,069
150,000	RR Donnelley & Sons Co.	7.875	3/15/2021	158,062
				1,517,692
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
350,000	Jefferies Group LLC	8.500	7/15/2019	416,772

	ENTERTAINMENT - 2.6%
250,000	Churchill Downs, Inc.	5.375	12/15/2021	254,687

	ENVIRONMENTAL CONTROL - 4.5%
400,000	Covanta Holding Corp.	5.875	3/1/2024	392,000
35,000	Covanta Holding Corp.	7.250	12/1/2020	36,664
				428,664
	FOOD - 16.3%
365,000	B&G Foods, Inc.	4.625	6/1/2021	356,788
328,000	Dean Holding Co.	6.900	10/15/2017	342,350
375,000	Ingles Markets, Inc.	5.750	6/15/2023	385,312
200,000	Roundy's Supermarkets, Inc. *	10.250	12/15/2020	157,000
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	323,375
				1,564,825
	HEALTHCARE - PRODUCTS - 4.1%
400,000	Hanger, Inc.	7.125	11/15/2018	396,000
North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
Par Value		Coupon Rate (%)	Maturity	Value

	HEALTHCARE - SERVICES - 4.2%
$ 375,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	$ 400,406

	HOUSEHOLD PRODUCTS/WARES - 8.5%
385,000	ACCO Brands Corp.	6.750	4/30/2020	406,175
398,000	Central Garden & Pet Co.	8.250	3/1/2018	406,955
				813,130
	LEISURE TIME - 1.1%
100,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	104,500

	MACHINERY - CONSTRUCTION & MINING - 2.6%
250,000	Joy Global, Inc.	5.125	10/15/2021	247,013

	MEDIA - 4.0%
50,000	TEGNA, Inc.	5.125	7/15/2020	51,875
250,000	TEGNA, Inc.	6.375	10/15/2023	262,500
64,000	TEGNA, Inc.	7.125	9/1/2018	65,473
				379,848
	OIL & GAS SERVICES - 3.2%
100,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	92,250
240,000	Freeport-McMoran Oil & Gas LLC	6.750	2/1/2022	219,000
				311,250
	RETAIL - 6.0%
250,000	Ruby Tuesday, Inc.	7.625	5/15/2020	256,875
300,000	Wendy's International LLC	7.000	12/15/2025	319,500
				576,375
	TELECOMMUNICATIONS - 4.0%
375,000	Alaska Communications Systems Group, Inc.	6.250	5/1/2018	379,219

	TOTAL CORPORATE BONDS (Cost - $8,664,903)			8,510,347
Shares
	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
160,076	Dreyfus Cash Management Fund, 0.04% ** (Cost - $160,076)			160,076

	TOTAL INVESTMENTS - 98.6% (Cost - $9,625,370) (a)			$ 9,460,201
	OTHER ASSETS LESS LIABILITIES - 1.4%			136,617
	NET ASSETS - 100.0%			$ 9,596,818
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities amounted to $157,000 and 1.6% of net assets.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,625,370 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 24,622
Unrealized depreciation:	(189,791)
Net Unrealized depreciation:	$ (165,169)

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2015 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 55,864,061	$ -	$ -	$ 55,864,061
Preferred Stock	1,333,863	-	-	1,333,863
Corporate Bonds	-	8,816,160	-	8,816,160
Convertible Bonds	-	4,860	-	4,860
Short-Term Investments	665,372	-	-	665,372
Total	$ 57,863,296	$ 8,821,020	$ -	$ 66,684,316
North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,251,178	$ 3,050,016	$ -	$ 47,301,194
Preferred Stock	514,500	-	-	514,500
Short-Term Investments	93,447	-	-	93,447
Total	$ 44,859,125	$ 3,050,016	$ -	$ 47,909,141
The following industries had level 2 securities: Chemicals $1,644,631, Leisure Time $413,898 and Office Furnishings
$991,487.
North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015
North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 64,656,911	$ 2,281,900	$ -	$ 66,938,811
Short-Term Investments	1,255,020	-	-	1,255,020
Total	$ 65,911,931	$ 2,281,900	$ -	$ 68,193,831
The following industries had level 2 securities: Chemicals $1,571,119 and Leisure Time $710,781.
North Star Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$ 789,778	$ -	$ -	$ 789,778
Corporate Bonds	-	8,510,347	-	8,510,347
Short-Term Investments	160,076	-	-	160,076
Total	$ 949,854	$ 8,510,347	$ -	$ 9,460,201

The Funds did not hold any Level 3 securities during the period. The transfers between levels are shown below.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for industry classifications.

The following amounts were transfers in/(out) of Level 2 assets:

North Star Dividend Fund
	Common Stock	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	991,487	991,487
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 991,487	$ 991,487

North Micro Cap Fund
	Common Stock	Total
Beginning Balance Level 2	$ -	$ -
Transfers into Level 2 from Level 1	710,781	710,781
Transfers from Level 2 into Level 1	-	-
Net Transfer In/(Out) of Level 2	$ 710,781	$ 710,781

The reason for transfers is due to lack of market activity. In the absence of a last price, the security is valued at the mean between the bid and ask.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 10/27/15

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/27/15